Party-in-Interest Transaction (Details) - EBP 044 - USD ($)	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Loan fees incurred and paid by Plan participants	$ 163,148	$ 162,542
Fees paid by terminated participants	$ 391,737	$ 380,402